Accumulated Losses - Disclosure of Detailed Information About Retained Earnings Accumulated Losses (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Fair value gain loss on convertible notes derivative
Accumulated losses at the beginning of the financial year	$ (176,595)	$ (121,651)
Adoption of IFRS 16		(639)
Profit/(loss) after income tax	(68,346)	(54,305)	$ (49,220)
Accumulated losses at end of the financial year	$ (244,941)	$ (176,595)	$ (121,651)